Equity - Additional Information (Details)		1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 28, 2021 USD ($) $ / shares shares	Jul. 31, 2021 USD ($)	Jan. 31, 2021 shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) D $ / shares shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	May 24, 2021 shares	Oct. 23, 2020 USD ($) $ / shares	Jul. 15, 2020 USD ($) $ / shares	Jul. 06, 2020 USD ($) $ / shares	Mar. 01, 2020 $ / shares shares	Jan. 31, 2019 USD ($) $ / shares
Stockholders Equity [Line Items]
Common stock, shares authorized				500,000,000				500,000,000		500,000,000	14,060,001					14,060,001
Common stock, par value | $ / shares				$ 0.001				$ 0.001		$ 0.001	$ 0.001					$ 0.001
Common stock issued | $				$ 1,562,272	$ 6,927,086		$ 177,025
Proceeds from issuance of common stock | $								$ 8,489,082	$ 176,990	$ 2,579,114	$ 5,802,002
Stock option awards granted					210,800
Compensation expenses | $				$ 4,283,330		$ 93,466		4,655,028	182,269
Conversion of notes payable into common stock | $										$ 3,655,438	0
Loss on settlement of accounts payable | $								$ (120,810)
Preferred stock, shares authorized				50,000,000				50,000,000		50,000,000
Preferred stock, shares issued				0				0		0
Preferred stock, par value | $ / shares				$ 0.001				$ 0.001		$ 0.001
Preferred stock, shares outstanding				0				0		0
Warrant issued					3,329,812
Outstanding, weighted average exercise price | $ / shares				$ 24.78	$ 1.78			$ 24.78		$ 1.09
Proceeds from exercise of warrant | $								$ 7,500,018
Issuance of common stock for exercise of warrant | $					$ 7,500,018
Reclassification of settlement liability upon issuance of warrant | $					$ 60,851,779
Warrants and rights outstanding	473,486			8,495,316	4,909,066			8,495,316		3,075,470
Warrant expense | $								$ (1,468,649)		$ 5,382,905	$ 0
Number of units outstanding				600,000				600,000
Price per unit | $ / shares				$ 10.00				$ 10.00
Aggregate exercise price | $				$ 6,000,000				$ 6,000,000
Number of shares per unit								1
Number of shares per right								1
Unit expiration term								5 years
Demand right term								5 years
Piggy back right term								7 years
Fractional shares issued upon conversion of rights								0
Unamortized compensation costs | $				$ 33,610,165				$ 33,610,165		$ 2,193,874
Subsequent Event
Stockholders Equity [Line Items]
Stock option awards granted			42,500
Proceeds from exercise of warrant | $		$ 9,186,316
Issuance of common stock for exercise of warrant | $		1,833,596
Legacy NeuroRx Warrants
Stockholders Equity [Line Items]
Warrant issued				3,586,250
Substitute Warrants
Stockholders Equity [Line Items]
Outstanding, weighted average exercise price | $ / shares				$ 2.50				$ 2.50
Warrants exercised				4,909,066				4,909,066
Deemed dividend - Earnout Shares | $								$ 2,691,799
Reclassification of settlement liability upon issuance of warrant | $								0
Incremental compensation on modification | $				$ 2,330,572				2,330,572
Unamortized compensation costs | $				$ 23,760,993				23,760,993
Additional deemed dividend recognized in the event of earnout shares milestone | $								24,379,657
Additional deemed dividend recognized in the event of earnout cash milestone | $								$ 3,068,732
Public Warrants
Stockholders Equity [Line Items]
Outstanding, weighted average exercise price | $ / shares				$ 11.50				$ 11.50
Warrants and rights outstanding				3,450,000				3,450,000
Number of shares per warrant				1				1
Warrants expiration term				5 years				5 years
Redemption price per warrant (in dollars per share) | $ / shares								$ 0.01
Minimum threshold written notice period for redemption of warrants								30 days
Stock price trigger for redemption of warrants (in dollars per share) | $ / shares								$ 21.00
Threshold trading days for redemption of warrants | D								20
Redemption period | D								30
Number of warrants per unit								1
Placement Warrants
Stockholders Equity [Line Items]
Warrants and rights outstanding				136,250				136,250
Warrant expense | $				$ 1,468,649		0		$ 1,468,649	0
Public Right
Stockholders Equity [Line Items]
Warrants and rights outstanding				6,900,000				6,900,000
Number of shares per unit								1
Number of shares per right								1
Placement Rights
Stockholders Equity [Line Items]
Warrants and rights outstanding				272,500				272,500
Convertible Series B-1 Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, shares authorized										1,050,695	1,050,695
Preferred stock, shares issued										1,050,695	1,050,695
Preferred stock, par value | $ / shares										$ 0.001	$ 0.001
Preferred stock, conversion basis										one share of Common Stock for each preferred share
Convertible preferred stock, liquidation preference per share | $ / shares										$ 7.58
Preferred stock, shares outstanding										1,050,695	1,050,695
Convertible Series B-2 Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, shares authorized										100,000	100,000
Preferred stock, shares issued										4,167	0
Preferred stock, par value | $ / shares										$ 0.001	$ 0.001
Preferred stock, conversion basis										one share of Common Stock for each share of Series B-2 Convertible Preferred Stock
Convertible preferred stock, liquidation preference per share | $ / shares										$ 12.00
Preferred stock, shares outstanding										4,167	0
Common stock warrants [Member]
Stockholders Equity [Line Items]
Outstanding, weighted average exercise price | $ / shares													$ 15.25	$ 15.25	$ 15.25		$ 11.00
Warrant expiry date													Oct. 22, 2025	Jul. 14, 2025	Jul. 05, 2023		Jan. 30, 2024
Fair value on the date of issuance | $													$ 2,693,221	$ 2,689,684	$ 30,536		$ 63,337
Warrant, fair valued price per share | $ / shares													$ 9.64	$ 9.63	$ 7.63		$ 7.16
Common stock warrants [Member] | Legacy NeuroRx Warrants
Stockholders Equity [Line Items]
Warrant issued	3,329,812
Outstanding, weighted average exercise price | $ / shares	$ 3.19
Warrant expiry date	Mar. 27, 2024
Fair value on the date of issuance | $	$ 60,851,779
Warrants exercised	1,496,216
Gross proceeds from exercise of warrants | $	$ 7,500,018
Common stock warrants [Member] | Legacy NeuroRx Warrants | Subsequent Event
Stockholders Equity [Line Items]
Proceeds from exercise of warrant | $		1,833,596
Issuance of common stock for exercise of warrant | $		$ 9,186,316
General and Administrative Expense [Member]
Stockholders Equity [Line Items]
Compensation expenses | $				$ 4,094,549		$ 50,881		$ 4,438,583	$ 117,469	$ 332,065	$ 321,087
Common Stock
Stockholders Equity [Line Items]
Common stock, shares authorized																20,000,000
Issuance of common stock shares				65,526		0		398,647	50,844	171,796	536,354
Proceeds from issuance of common stock | $				$ 1,436,274		$ 0		$ 8,363,132	$ 176,990	$ 2,579,114	$ 5,802,002
Stock option awards granted				200,000
Common shares issued										9,500
Debt conversion, original debt, amount | $										$ 144,875
Loss on settlement of accounts payable | $										(41,617)
Common Stock | Accounts Payable [Member]
Stockholders Equity [Line Items]
Debt conversion, original debt, amount | $										$ 103,258
Common Stock | General and Administrative Expense [Member]
Stockholders Equity [Line Items]
Compensation expenses | $				$ 4,850,000				$ 4,850,000
Legacy NeuroRx Preferred Stock | Convertible Series A Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, shares authorized				1,000,000				1,000,000		1,000,000
Preferred stock, shares issued				1,000,000				1,000,000		1,000,000
Preferred stock, par value | $ / shares				$ 0.001				$ 0.001		$ 0.001
Preferred stock, conversion basis								one share of common stock for each preferred share
Convertible preferred stock, liquidation preference per share | $ / shares				$ 1.00				$ 1.00		$ 1.00
Preferred stock, shares outstanding												2,367,543
Shares issued upon conversion												7,480,836
Legacy NeuroRx Preferred Stock | Convertible Series B-1 Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, shares authorized				1,050,695				1,050,695		1,050,695
Preferred stock, shares issued				1,050,695				1,050,695		1,050,695
Convertible preferred stock, liquidation preference per share | $ / shares				$ 7.58				$ 7.58		$ 7.58
Legacy NeuroRx Preferred Stock | Convertible Series B-1A Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, shares authorized				316,848				316,848		316,848
Preferred stock, shares issued				316,848				316,848		316,848
Convertible preferred stock, liquidation preference per share | $ / shares				$ 6.82				$ 6.82		$ 6.82
Legacy NeuroRx Preferred Stock | Convertible Series B-2 Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, shares authorized										100,000
Preferred stock, shares issued							4,167
Preferred stock, par value | $ / shares										$ 0.001
Preferred stock, conversion basis										one share of common stock for each share of B-2 Preferred Stock
Convertible preferred stock, liquidation preference per share | $ / shares							$ 12.00			$ 12.00
Preferred stock, shares outstanding												4,167
Shares issued upon conversion												13,168